UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

December 31, 2008

1.811319.104

DESIO-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	375,000	$ 1,083,750
TRW Automotive Holdings Corp. (a)	350,000	1,260,000
		2,343,750
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR (e)	100,000	6,544,000
Distributors - 0.3%
Li & Fung Ltd.	2,500,000	4,320,407
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	50,000	1,859,500
K12, Inc.	30,000	562,500
		2,422,000
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	150,000	1,581,000
Darden Restaurants, Inc.	150,000	4,227,000
International Game Technology	325,000	3,864,250
Las Vegas Sands Corp. unit (a)	28,000	2,898,000
McCormick & Schmick's Seafood Restaurants (a)	394,608	1,586,324
The Cheesecake Factory, Inc. (a)	150,000	1,515,000
		15,671,574
Household Durables - 1.2%
Centex Corp.	1,000,000	10,640,000
Lennar Corp. Class A	275,000	2,384,250
Pulte Homes, Inc.	300,000	3,279,000
		16,303,250
Internet & Catalog Retail - 0.5%
Gaiam, Inc. Class A (a)	350,000	1,617,000
NutriSystem, Inc. (e)	300,000	4,377,000
		5,994,000
Media - 2.2%
Comcast Corp. Class A	950,000	16,036,000
New Frontier Media, Inc.	500,000	850,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	3,240,000
Time Warner, Inc.	1,000,000	10,060,000
		30,186,000
Multiline Retail - 0.6%
Target Corp.	250,000	8,632,500
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	200,000	1,154,000
Best Buy Co., Inc.	150,000	4,216,500
Chico's FAS, Inc. (a)	300,000	1,254,000
Citi Trends, Inc. (a)	75,000	1,104,000
Dick's Sporting Goods, Inc. (a)	250,000	3,527,500
Lowe's Companies, Inc.	475,000	10,222,000
Office Depot, Inc. (a)	750,000	2,235,000
OfficeMax, Inc.	139,786	1,067,965

	Shares	Value
Staples, Inc.	300,000	$ 5,376,000
The Men's Wearhouse, Inc.	200,000	2,708,000
		32,864,965
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	125,000	2,596,250
Hanesbrands, Inc. (a)	200,000	2,550,000
		5,146,250
TOTAL CONSUMER DISCRETIONARY		130,428,696
CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch InBev NV	175,000	4,083,364
Anheuser-Busch InBev NV (strip VVPR) (a)	80,000	463
Heckmann Corp. (a)(e)	650,000	3,672,500
Molson Coors Brewing Co. Class B	200,000	9,784,000
The Coca-Cola Co.	75,000	3,395,250
		20,935,577
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	450,000	12,933,000
United Natural Foods, Inc. (a)	150,000	2,673,000
		15,606,000
Food Products - 1.4%
Nestle SA (Reg.)	450,000	17,778,241
Tyson Foods, Inc. Class A	200,000	1,752,000
		19,530,241
Household Products - 0.8%
Energizer Holdings, Inc. (a)	200,000	10,828,000
Personal Products - 0.6%
Avon Products, Inc.	325,000	7,809,750
TOTAL CONSUMER STAPLES		74,709,568
ENERGY - 10.4%
Energy Equipment & Services - 1.9%
BJ Services Co.	475,000	5,543,250
Helmerich & Payne, Inc.	125,000	2,843,750
Hercules Offshore, Inc. (a)	509,200	2,418,700
Key Energy Services, Inc. (a)	775,000	3,417,750
Nabors Industries Ltd. (a)	175,000	2,094,750
Noble Corp.	275,000	6,074,750
North American Energy Partners, Inc. (a)	1,125,000	3,757,502
		26,150,452
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	475,000	35,135,750
ConocoPhillips	325,000	16,835,000
Devon Energy Corp.	100,000	6,571,000
EOG Resources, Inc.	200,000	13,316,000
Hess Corp.	200,000	10,728,000
Lukoil Oil Co. sponsored ADR	125,000	4,137,500
OAO Gazprom sponsored ADR	250,000	3,562,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobank Energy & Resources Ltd. (a)	75,000	$ 1,251,952
Suncor Energy, Inc.	75,000	1,462,152
Ultra Petroleum Corp. (a)	125,000	4,313,750
Valero Energy Corp.	325,000	7,033,000
XTO Energy, Inc.	275,000	9,699,250
		114,045,854
TOTAL ENERGY		140,196,306
FINANCIALS - 17.2%
Capital Markets - 3.2%
AllianceBernstein Holding LP	175,000	3,638,250
Ameriprise Financial, Inc.	75,000	1,752,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	848,000
Goldman Sachs Group, Inc.	125,000	10,548,750
Janus Capital Group, Inc.	550,000	4,416,500
KKR Private Equity Investors, LP (a)	1,100,000	3,850,000
Morgan Stanley	525,000	8,421,000
State Street Corp.	250,000	9,832,500
		43,307,000
Commercial Banks - 2.6%
Huntington Bancshares, Inc. (e)	500,000	3,830,000
Wells Fargo & Co.	1,050,034	30,955,002
		34,785,002
Diversified Financial Services - 6.4%
Bank of America Corp.	3,225,000	45,407,997
CIT Group, Inc.	984,800	4,470,992
Citigroup, Inc.	1,400,000	9,394,000
JPMorgan Chase & Co.	700,000	22,071,000
KKR Financial Holdings LLC	3,100,000	4,898,000
		86,241,989
Insurance - 3.7%
ACE Ltd.	70,000	3,704,400
Arch Capital Group Ltd. (a)	50,000	3,505,000
Everest Re Group Ltd.	105,000	7,994,700
Genworth Financial, Inc. Class A (non-vtg.)	925,000	2,617,750
Hartford Financial Services Group, Inc.	110,000	1,806,200
MetLife, Inc.	500,000	17,430,000
RenaissanceRe Holdings Ltd.	136,100	7,017,316
W.R. Berkley Corp.	125,000	3,875,000
XL Capital Ltd. Class A	300,000	1,110,000
		49,060,366
Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc. (e)	250,000	3,727,500
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	500,000	1,360,794

	Shares	Value
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	1,273,635	$ 4,432,250
Radian Group, Inc.	2,150,000	7,912,000
		12,344,250
TOTAL FINANCIALS		230,826,901
HEALTH CARE - 13.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,338,550
Amgen, Inc. (a)	100,000	5,775,000
Amylin Pharmaceuticals, Inc. (a)	175,000	1,898,750
Genentech, Inc. (a)	125,000	10,363,750
		21,376,050
Health Care Equipment & Supplies - 1.0%
Conceptus, Inc. (a)	450,000	6,849,000
Inverness Medical Innovations, Inc. (a)	200,000	3,782,000
Mindray Medical International Ltd. sponsored ADR (e)	150,000	2,700,000
		13,331,000
Health Care Providers & Services - 4.1%
athenahealth, Inc. (a)(e)	200,000	7,524,000
DaVita, Inc. (a)	80,000	3,965,600
Henry Schein, Inc. (a)	115,000	4,219,350
Humana, Inc. (a)	325,000	12,116,000
Medco Health Solutions, Inc. (a)	250,000	10,477,500
UnitedHealth Group, Inc.	500,000	13,300,000
WellPoint, Inc. (a)	100,000	4,213,000
		55,815,450
Health Care Technology - 0.3%
MedAssets, Inc.	300,000	4,380,000
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	75,000	1,965,000
Illumina, Inc. (a)	120,000	3,126,000
QIAGEN NV (a)	225,000	3,951,000
Waters Corp. (a)	75,000	2,748,750
		11,790,750
Pharmaceuticals - 5.6%
Allergan, Inc.	75,000	3,024,000
Merck & Co., Inc.	750,000	22,800,000
Pfizer, Inc.	2,000,000	35,420,000
Schering-Plough Corp.	800,000	13,624,000
		74,868,000
TOTAL HEALTH CARE		181,561,250
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	500,000	16,415,000
Precision Castparts Corp.	50,000	2,974,000
		19,389,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	50,000	$ 2,751,500
Airlines - 0.3%
Delta Air Lines, Inc. (a)	125,000	1,432,500
UAL Corp.	225,000	2,479,500
		3,912,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	180,000	4,462,200
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	50,000	990,000
Electrical Equipment - 5.0%
Evergreen Solar, Inc. (a)(e)	3,000,043	9,570,137
First Solar, Inc. (a)	80,000	11,036,800
Motech Industries, Inc.	1,000,000	2,361,556
Q-Cells SE (a)(e)	600,000	21,943,187
Renewable Energy Corp. AS (a)	725,000	6,990,155
SolarWorld AG (e)	325,000	7,093,952
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	300,000	3,510,000
Vestas Wind Systems AS (a)	90,000	5,321,903
		67,827,690
Machinery - 0.4%
Badger Meter, Inc.	78,000	2,263,560
Terex Corp. (a)	175,000	3,031,000
		5,294,560
Professional Services - 0.7%
Corporate Executive Board Co.	175,000	3,860,500
CoStar Group, Inc. (a)	100,135	3,298,447
Manpower, Inc.	50,000	1,699,500
		8,858,447
TOTAL INDUSTRIALS		113,485,397
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	1,300,000	21,190,000
Corning, Inc.	3,250,000	30,972,500
Harris Corp.	100,000	3,805,000
Infinera Corp. (a)	169,800	1,521,408
Juniper Networks, Inc. (a)	375,000	6,566,250
Nice Systems Ltd. sponsored ADR (a)	475,000	10,673,250
QUALCOMM, Inc.	375,000	13,436,250
		88,164,658
Computers & Peripherals - 2.8%
Apple, Inc. (a)	150,000	12,802,500
Hewlett-Packard Co.	500,000	18,145,000
NetApp, Inc. (a)	500,000	6,985,000
		37,932,500

	Shares	Value
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	1,524,908	$ 4,635,720
Arrow Electronics, Inc. (a)	250,000	4,710,000
BYD Co. Ltd. (H Shares)	1,500,000	2,471,550
Comverge, Inc. (a)(e)	700,000	3,430,000
Everlight Electronics Co. Ltd.	2,499,952	3,295,131
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	1,958,810
Itron, Inc. (a)	30,000	1,912,200
		22,413,411
Internet Software & Services - 2.6%
Equinix, Inc. (a)(e)	175,000	9,308,250
Google, Inc. Class A (sub. vtg.) (a)	70,000	21,535,500
Omniture, Inc. (a)	200,000	2,128,000
Terremark Worldwide, Inc. (a)	500,000	1,945,000
		34,916,750
IT Services - 6.4%
Cognizant Technology Solutions Corp. Class A (a)	1,650,000	29,799,000
MasterCard, Inc. Class A	160,000	22,868,800
Paychex, Inc.	700,000	18,396,000
Visa, Inc.	300,000	15,735,000
		86,798,800
Semiconductors & Semiconductor Equipment - 6.3%
ARM Holdings PLC sponsored ADR	2,525,000	9,721,250
ASML Holding NV (NY Shares)	750,000	13,552,500
Globe Specialty Metals, Inc. (Reg. S) (a)	150,015	825,083
Lam Research Corp. (a)	395,595	8,418,262
MEMC Electronic Materials, Inc. (a)	2,600,000	37,128,000
National Semiconductor Corp.	400,020	4,028,201
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	2,230,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,500,000	3,386,728
Texas Instruments, Inc.	200,000	3,104,000
Varian Semiconductor Equipment Associates, Inc. (a)	150,000	2,718,000
		85,112,024
Software - 2.3%
Autonomy Corp. PLC (a)	750,000	10,592,769
Electronic Arts, Inc. (a)	75,000	1,203,000
Microsoft Corp.	700,000	13,608,000
Salesforce.com, Inc. (a)	190,000	6,081,900
		31,485,669
TOTAL INFORMATION TECHNOLOGY		386,823,812
MATERIALS - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,688,500
Barrick Gold Corp.	50,000	1,837,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	50,000	$ 1,213,957
Timminco Ltd. (a)(e)	1,750,000	5,077,258
		11,817,062
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Global Crossing Ltd. (a)	400,000	3,176,000
Level 3 Communications, Inc. (a)	1,750,000	1,225,000
PAETEC Holding Corp. (a)	1,000,000	1,440,000
tw telecom, inc. (a)	250,000	2,117,500
Verizon Communications, Inc.	250,000	8,475,000
		16,433,500
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd. (a)	175,000	2,582,028
SBA Communications Corp. Class A (a)	100,000	1,632,000
		4,214,028
TOTAL TELECOMMUNICATION SERVICES		20,647,528
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	275,000	22,860,750
Exelon Corp.	400,000	22,244,000
FPL Group, Inc.	75,000	3,774,750
		48,879,500
TOTAL COMMON STOCKS (Cost $1,999,058,968)		1,339,376,020
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $843,465)	$ 2,950,000	60,096
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 2/12/09 (Cost $4,499,827)	$ 4,500,000	$ 4,499,856
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	4,607,157	4,607,157
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	63,591,575	63,591,575
TOTAL MONEY MARKET FUNDS (Cost $68,198,732)		68,198,732
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,072,600,992)	1,412,134,704
NET OTHER ASSETS - (4.9)%	(66,276,066)
NET ASSETS - 100%	$ 1,345,858,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,144
Fidelity Securities Lending Cash Central Fund	787,160
Total	$ 871,304
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 211,443	$ -	$ -
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,412,134,704	$ 1,318,984,078	$ 90,252,626	$ 2,898,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	98,000
Cost of Purchases	2,800,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,898,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,115,027,386. Net unrealized depreciation aggregated $702,892,682, of which $37,814,769 related to appreciated investment securities and $740,707,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.827901.103

ADESI-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	375,000	$ 1,083,750
TRW Automotive Holdings Corp. (a)	350,000	1,260,000
		2,343,750
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR (e)	100,000	6,544,000
Distributors - 0.3%
Li & Fung Ltd.	2,500,000	4,320,407
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	50,000	1,859,500
K12, Inc.	30,000	562,500
		2,422,000
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	150,000	1,581,000
Darden Restaurants, Inc.	150,000	4,227,000
International Game Technology	325,000	3,864,250
Las Vegas Sands Corp. unit (a)	28,000	2,898,000
McCormick & Schmick's Seafood Restaurants (a)	394,608	1,586,324
The Cheesecake Factory, Inc. (a)	150,000	1,515,000
		15,671,574
Household Durables - 1.2%
Centex Corp.	1,000,000	10,640,000
Lennar Corp. Class A	275,000	2,384,250
Pulte Homes, Inc.	300,000	3,279,000
		16,303,250
Internet & Catalog Retail - 0.5%
Gaiam, Inc. Class A (a)	350,000	1,617,000
NutriSystem, Inc. (e)	300,000	4,377,000
		5,994,000
Media - 2.2%
Comcast Corp. Class A	950,000	16,036,000
New Frontier Media, Inc.	500,000	850,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	3,240,000
Time Warner, Inc.	1,000,000	10,060,000
		30,186,000
Multiline Retail - 0.6%
Target Corp.	250,000	8,632,500
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	200,000	1,154,000
Best Buy Co., Inc.	150,000	4,216,500
Chico's FAS, Inc. (a)	300,000	1,254,000
Citi Trends, Inc. (a)	75,000	1,104,000
Dick's Sporting Goods, Inc. (a)	250,000	3,527,500
Lowe's Companies, Inc.	475,000	10,222,000
Office Depot, Inc. (a)	750,000	2,235,000
OfficeMax, Inc.	139,786	1,067,965

	Shares	Value
Staples, Inc.	300,000	$ 5,376,000
The Men's Wearhouse, Inc.	200,000	2,708,000
		32,864,965
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	125,000	2,596,250
Hanesbrands, Inc. (a)	200,000	2,550,000
		5,146,250
TOTAL CONSUMER DISCRETIONARY		130,428,696
CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch InBev NV	175,000	4,083,364
Anheuser-Busch InBev NV (strip VVPR) (a)	80,000	463
Heckmann Corp. (a)(e)	650,000	3,672,500
Molson Coors Brewing Co. Class B	200,000	9,784,000
The Coca-Cola Co.	75,000	3,395,250
		20,935,577
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	450,000	12,933,000
United Natural Foods, Inc. (a)	150,000	2,673,000
		15,606,000
Food Products - 1.4%
Nestle SA (Reg.)	450,000	17,778,241
Tyson Foods, Inc. Class A	200,000	1,752,000
		19,530,241
Household Products - 0.8%
Energizer Holdings, Inc. (a)	200,000	10,828,000
Personal Products - 0.6%
Avon Products, Inc.	325,000	7,809,750
TOTAL CONSUMER STAPLES		74,709,568
ENERGY - 10.4%
Energy Equipment & Services - 1.9%
BJ Services Co.	475,000	5,543,250
Helmerich & Payne, Inc.	125,000	2,843,750
Hercules Offshore, Inc. (a)	509,200	2,418,700
Key Energy Services, Inc. (a)	775,000	3,417,750
Nabors Industries Ltd. (a)	175,000	2,094,750
Noble Corp.	275,000	6,074,750
North American Energy Partners, Inc. (a)	1,125,000	3,757,502
		26,150,452
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	475,000	35,135,750
ConocoPhillips	325,000	16,835,000
Devon Energy Corp.	100,000	6,571,000
EOG Resources, Inc.	200,000	13,316,000
Hess Corp.	200,000	10,728,000
Lukoil Oil Co. sponsored ADR	125,000	4,137,500
OAO Gazprom sponsored ADR	250,000	3,562,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobank Energy & Resources Ltd. (a)	75,000	$ 1,251,952
Suncor Energy, Inc.	75,000	1,462,152
Ultra Petroleum Corp. (a)	125,000	4,313,750
Valero Energy Corp.	325,000	7,033,000
XTO Energy, Inc.	275,000	9,699,250
		114,045,854
TOTAL ENERGY		140,196,306
FINANCIALS - 17.2%
Capital Markets - 3.2%
AllianceBernstein Holding LP	175,000	3,638,250
Ameriprise Financial, Inc.	75,000	1,752,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	848,000
Goldman Sachs Group, Inc.	125,000	10,548,750
Janus Capital Group, Inc.	550,000	4,416,500
KKR Private Equity Investors, LP (a)	1,100,000	3,850,000
Morgan Stanley	525,000	8,421,000
State Street Corp.	250,000	9,832,500
		43,307,000
Commercial Banks - 2.6%
Huntington Bancshares, Inc. (e)	500,000	3,830,000
Wells Fargo & Co.	1,050,034	30,955,002
		34,785,002
Diversified Financial Services - 6.4%
Bank of America Corp.	3,225,000	45,407,997
CIT Group, Inc.	984,800	4,470,992
Citigroup, Inc.	1,400,000	9,394,000
JPMorgan Chase & Co.	700,000	22,071,000
KKR Financial Holdings LLC	3,100,000	4,898,000
		86,241,989
Insurance - 3.7%
ACE Ltd.	70,000	3,704,400
Arch Capital Group Ltd. (a)	50,000	3,505,000
Everest Re Group Ltd.	105,000	7,994,700
Genworth Financial, Inc. Class A (non-vtg.)	925,000	2,617,750
Hartford Financial Services Group, Inc.	110,000	1,806,200
MetLife, Inc.	500,000	17,430,000
RenaissanceRe Holdings Ltd.	136,100	7,017,316
W.R. Berkley Corp.	125,000	3,875,000
XL Capital Ltd. Class A	300,000	1,110,000
		49,060,366
Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc. (e)	250,000	3,727,500
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	500,000	1,360,794

	Shares	Value
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	1,273,635	$ 4,432,250
Radian Group, Inc.	2,150,000	7,912,000
		12,344,250
TOTAL FINANCIALS		230,826,901
HEALTH CARE - 13.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,338,550
Amgen, Inc. (a)	100,000	5,775,000
Amylin Pharmaceuticals, Inc. (a)	175,000	1,898,750
Genentech, Inc. (a)	125,000	10,363,750
		21,376,050
Health Care Equipment & Supplies - 1.0%
Conceptus, Inc. (a)	450,000	6,849,000
Inverness Medical Innovations, Inc. (a)	200,000	3,782,000
Mindray Medical International Ltd. sponsored ADR (e)	150,000	2,700,000
		13,331,000
Health Care Providers & Services - 4.1%
athenahealth, Inc. (a)(e)	200,000	7,524,000
DaVita, Inc. (a)	80,000	3,965,600
Henry Schein, Inc. (a)	115,000	4,219,350
Humana, Inc. (a)	325,000	12,116,000
Medco Health Solutions, Inc. (a)	250,000	10,477,500
UnitedHealth Group, Inc.	500,000	13,300,000
WellPoint, Inc. (a)	100,000	4,213,000
		55,815,450
Health Care Technology - 0.3%
MedAssets, Inc.	300,000	4,380,000
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	75,000	1,965,000
Illumina, Inc. (a)	120,000	3,126,000
QIAGEN NV (a)	225,000	3,951,000
Waters Corp. (a)	75,000	2,748,750
		11,790,750
Pharmaceuticals - 5.6%
Allergan, Inc.	75,000	3,024,000
Merck & Co., Inc.	750,000	22,800,000
Pfizer, Inc.	2,000,000	35,420,000
Schering-Plough Corp.	800,000	13,624,000
		74,868,000
TOTAL HEALTH CARE		181,561,250
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	500,000	16,415,000
Precision Castparts Corp.	50,000	2,974,000
		19,389,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	50,000	$ 2,751,500
Airlines - 0.3%
Delta Air Lines, Inc. (a)	125,000	1,432,500
UAL Corp.	225,000	2,479,500
		3,912,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	180,000	4,462,200
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	50,000	990,000
Electrical Equipment - 5.0%
Evergreen Solar, Inc. (a)(e)	3,000,043	9,570,137
First Solar, Inc. (a)	80,000	11,036,800
Motech Industries, Inc.	1,000,000	2,361,556
Q-Cells SE (a)(e)	600,000	21,943,187
Renewable Energy Corp. AS (a)	725,000	6,990,155
SolarWorld AG (e)	325,000	7,093,952
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	300,000	3,510,000
Vestas Wind Systems AS (a)	90,000	5,321,903
		67,827,690
Machinery - 0.4%
Badger Meter, Inc.	78,000	2,263,560
Terex Corp. (a)	175,000	3,031,000
		5,294,560
Professional Services - 0.7%
Corporate Executive Board Co.	175,000	3,860,500
CoStar Group, Inc. (a)	100,135	3,298,447
Manpower, Inc.	50,000	1,699,500
		8,858,447
TOTAL INDUSTRIALS		113,485,397
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	1,300,000	21,190,000
Corning, Inc.	3,250,000	30,972,500
Harris Corp.	100,000	3,805,000
Infinera Corp. (a)	169,800	1,521,408
Juniper Networks, Inc. (a)	375,000	6,566,250
Nice Systems Ltd. sponsored ADR (a)	475,000	10,673,250
QUALCOMM, Inc.	375,000	13,436,250
		88,164,658
Computers & Peripherals - 2.8%
Apple, Inc. (a)	150,000	12,802,500
Hewlett-Packard Co.	500,000	18,145,000
NetApp, Inc. (a)	500,000	6,985,000
		37,932,500

	Shares	Value
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	1,524,908	$ 4,635,720
Arrow Electronics, Inc. (a)	250,000	4,710,000
BYD Co. Ltd. (H Shares)	1,500,000	2,471,550
Comverge, Inc. (a)(e)	700,000	3,430,000
Everlight Electronics Co. Ltd.	2,499,952	3,295,131
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	1,958,810
Itron, Inc. (a)	30,000	1,912,200
		22,413,411
Internet Software & Services - 2.6%
Equinix, Inc. (a)(e)	175,000	9,308,250
Google, Inc. Class A (sub. vtg.) (a)	70,000	21,535,500
Omniture, Inc. (a)	200,000	2,128,000
Terremark Worldwide, Inc. (a)	500,000	1,945,000
		34,916,750
IT Services - 6.4%
Cognizant Technology Solutions Corp. Class A (a)	1,650,000	29,799,000
MasterCard, Inc. Class A	160,000	22,868,800
Paychex, Inc.	700,000	18,396,000
Visa, Inc.	300,000	15,735,000
		86,798,800
Semiconductors & Semiconductor Equipment - 6.3%
ARM Holdings PLC sponsored ADR	2,525,000	9,721,250
ASML Holding NV (NY Shares)	750,000	13,552,500
Globe Specialty Metals, Inc. (Reg. S) (a)	150,015	825,083
Lam Research Corp. (a)	395,595	8,418,262
MEMC Electronic Materials, Inc. (a)	2,600,000	37,128,000
National Semiconductor Corp.	400,020	4,028,201
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	2,230,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,500,000	3,386,728
Texas Instruments, Inc.	200,000	3,104,000
Varian Semiconductor Equipment Associates, Inc. (a)	150,000	2,718,000
		85,112,024
Software - 2.3%
Autonomy Corp. PLC (a)	750,000	10,592,769
Electronic Arts, Inc. (a)	75,000	1,203,000
Microsoft Corp.	700,000	13,608,000
Salesforce.com, Inc. (a)	190,000	6,081,900
		31,485,669
TOTAL INFORMATION TECHNOLOGY		386,823,812
MATERIALS - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,688,500
Barrick Gold Corp.	50,000	1,837,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	50,000	$ 1,213,957
Timminco Ltd. (a)(e)	1,750,000	5,077,258
		11,817,062
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Global Crossing Ltd. (a)	400,000	3,176,000
Level 3 Communications, Inc. (a)	1,750,000	1,225,000
PAETEC Holding Corp. (a)	1,000,000	1,440,000
tw telecom, inc. (a)	250,000	2,117,500
Verizon Communications, Inc.	250,000	8,475,000
		16,433,500
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd. (a)	175,000	2,582,028
SBA Communications Corp. Class A (a)	100,000	1,632,000
		4,214,028
TOTAL TELECOMMUNICATION SERVICES		20,647,528
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	275,000	22,860,750
Exelon Corp.	400,000	22,244,000
FPL Group, Inc.	75,000	3,774,750
		48,879,500
TOTAL COMMON STOCKS (Cost $1,999,058,968)		1,339,376,020
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $843,465)	$ 2,950,000	60,096
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 2/12/09 (Cost $4,499,827)	$ 4,500,000	$ 4,499,856
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	4,607,157	4,607,157
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	63,591,575	63,591,575
TOTAL MONEY MARKET FUNDS (Cost $68,198,732)		68,198,732
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,072,600,992)	1,412,134,704
NET OTHER ASSETS - (4.9)%	(66,276,066)
NET ASSETS - 100%	$ 1,345,858,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,144
Fidelity Securities Lending Cash Central Fund	787,160
Total	$ 871,304
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 211,443	$ -	$ -
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,412,134,704	$ 1,318,984,078	$ 90,252,626	$ 2,898,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	98,000
Cost of Purchases	2,800,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,898,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,115,027,386. Net unrealized depreciation aggregated $702,892,682, of which $37,814,769 related to appreciated investment securities and $740,707,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

December 31, 2008

1.811318.104

DESIN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	375,000	$ 1,083,750
TRW Automotive Holdings Corp. (a)	350,000	1,260,000
		2,343,750
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR (e)	100,000	6,544,000
Distributors - 0.3%
Li & Fung Ltd.	2,500,000	4,320,407
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	50,000	1,859,500
K12, Inc.	30,000	562,500
		2,422,000
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	150,000	1,581,000
Darden Restaurants, Inc.	150,000	4,227,000
International Game Technology	325,000	3,864,250
Las Vegas Sands Corp. unit (a)	28,000	2,898,000
McCormick & Schmick's Seafood Restaurants (a)	394,608	1,586,324
The Cheesecake Factory, Inc. (a)	150,000	1,515,000
		15,671,574
Household Durables - 1.2%
Centex Corp.	1,000,000	10,640,000
Lennar Corp. Class A	275,000	2,384,250
Pulte Homes, Inc.	300,000	3,279,000
		16,303,250
Internet & Catalog Retail - 0.5%
Gaiam, Inc. Class A (a)	350,000	1,617,000
NutriSystem, Inc. (e)	300,000	4,377,000
		5,994,000
Media - 2.2%
Comcast Corp. Class A	950,000	16,036,000
New Frontier Media, Inc.	500,000	850,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,500,000	3,240,000
Time Warner, Inc.	1,000,000	10,060,000
		30,186,000
Multiline Retail - 0.6%
Target Corp.	250,000	8,632,500
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	200,000	1,154,000
Best Buy Co., Inc.	150,000	4,216,500
Chico's FAS, Inc. (a)	300,000	1,254,000
Citi Trends, Inc. (a)	75,000	1,104,000
Dick's Sporting Goods, Inc. (a)	250,000	3,527,500
Lowe's Companies, Inc.	475,000	10,222,000
Office Depot, Inc. (a)	750,000	2,235,000
OfficeMax, Inc.	139,786	1,067,965

	Shares	Value
Staples, Inc.	300,000	$ 5,376,000
The Men's Wearhouse, Inc.	200,000	2,708,000
		32,864,965
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	125,000	2,596,250
Hanesbrands, Inc. (a)	200,000	2,550,000
		5,146,250
TOTAL CONSUMER DISCRETIONARY		130,428,696
CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch InBev NV	175,000	4,083,364
Anheuser-Busch InBev NV (strip VVPR) (a)	80,000	463
Heckmann Corp. (a)(e)	650,000	3,672,500
Molson Coors Brewing Co. Class B	200,000	9,784,000
The Coca-Cola Co.	75,000	3,395,250
		20,935,577
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	450,000	12,933,000
United Natural Foods, Inc. (a)	150,000	2,673,000
		15,606,000
Food Products - 1.4%
Nestle SA (Reg.)	450,000	17,778,241
Tyson Foods, Inc. Class A	200,000	1,752,000
		19,530,241
Household Products - 0.8%
Energizer Holdings, Inc. (a)	200,000	10,828,000
Personal Products - 0.6%
Avon Products, Inc.	325,000	7,809,750
TOTAL CONSUMER STAPLES		74,709,568
ENERGY - 10.4%
Energy Equipment & Services - 1.9%
BJ Services Co.	475,000	5,543,250
Helmerich & Payne, Inc.	125,000	2,843,750
Hercules Offshore, Inc. (a)	509,200	2,418,700
Key Energy Services, Inc. (a)	775,000	3,417,750
Nabors Industries Ltd. (a)	175,000	2,094,750
Noble Corp.	275,000	6,074,750
North American Energy Partners, Inc. (a)	1,125,000	3,757,502
		26,150,452
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	475,000	35,135,750
ConocoPhillips	325,000	16,835,000
Devon Energy Corp.	100,000	6,571,000
EOG Resources, Inc.	200,000	13,316,000
Hess Corp.	200,000	10,728,000
Lukoil Oil Co. sponsored ADR	125,000	4,137,500
OAO Gazprom sponsored ADR	250,000	3,562,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobank Energy & Resources Ltd. (a)	75,000	$ 1,251,952
Suncor Energy, Inc.	75,000	1,462,152
Ultra Petroleum Corp. (a)	125,000	4,313,750
Valero Energy Corp.	325,000	7,033,000
XTO Energy, Inc.	275,000	9,699,250
		114,045,854
TOTAL ENERGY		140,196,306
FINANCIALS - 17.2%
Capital Markets - 3.2%
AllianceBernstein Holding LP	175,000	3,638,250
Ameriprise Financial, Inc.	75,000	1,752,000
Federated Investors, Inc. Class B (non-vtg.)	50,000	848,000
Goldman Sachs Group, Inc.	125,000	10,548,750
Janus Capital Group, Inc.	550,000	4,416,500
KKR Private Equity Investors, LP (a)	1,100,000	3,850,000
Morgan Stanley	525,000	8,421,000
State Street Corp.	250,000	9,832,500
		43,307,000
Commercial Banks - 2.6%
Huntington Bancshares, Inc. (e)	500,000	3,830,000
Wells Fargo & Co.	1,050,034	30,955,002
		34,785,002
Diversified Financial Services - 6.4%
Bank of America Corp.	3,225,000	45,407,997
CIT Group, Inc.	984,800	4,470,992
Citigroup, Inc.	1,400,000	9,394,000
JPMorgan Chase & Co.	700,000	22,071,000
KKR Financial Holdings LLC	3,100,000	4,898,000
		86,241,989
Insurance - 3.7%
ACE Ltd.	70,000	3,704,400
Arch Capital Group Ltd. (a)	50,000	3,505,000
Everest Re Group Ltd.	105,000	7,994,700
Genworth Financial, Inc. Class A (non-vtg.)	925,000	2,617,750
Hartford Financial Services Group, Inc.	110,000	1,806,200
MetLife, Inc.	500,000	17,430,000
RenaissanceRe Holdings Ltd.	136,100	7,017,316
W.R. Berkley Corp.	125,000	3,875,000
XL Capital Ltd. Class A	300,000	1,110,000
		49,060,366
Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc. (e)	250,000	3,727,500
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	500,000	1,360,794

	Shares	Value
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	1,273,635	$ 4,432,250
Radian Group, Inc.	2,150,000	7,912,000
		12,344,250
TOTAL FINANCIALS		230,826,901
HEALTH CARE - 13.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,338,550
Amgen, Inc. (a)	100,000	5,775,000
Amylin Pharmaceuticals, Inc. (a)	175,000	1,898,750
Genentech, Inc. (a)	125,000	10,363,750
		21,376,050
Health Care Equipment & Supplies - 1.0%
Conceptus, Inc. (a)	450,000	6,849,000
Inverness Medical Innovations, Inc. (a)	200,000	3,782,000
Mindray Medical International Ltd. sponsored ADR (e)	150,000	2,700,000
		13,331,000
Health Care Providers & Services - 4.1%
athenahealth, Inc. (a)(e)	200,000	7,524,000
DaVita, Inc. (a)	80,000	3,965,600
Henry Schein, Inc. (a)	115,000	4,219,350
Humana, Inc. (a)	325,000	12,116,000
Medco Health Solutions, Inc. (a)	250,000	10,477,500
UnitedHealth Group, Inc.	500,000	13,300,000
WellPoint, Inc. (a)	100,000	4,213,000
		55,815,450
Health Care Technology - 0.3%
MedAssets, Inc.	300,000	4,380,000
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	75,000	1,965,000
Illumina, Inc. (a)	120,000	3,126,000
QIAGEN NV (a)	225,000	3,951,000
Waters Corp. (a)	75,000	2,748,750
		11,790,750
Pharmaceuticals - 5.6%
Allergan, Inc.	75,000	3,024,000
Merck & Co., Inc.	750,000	22,800,000
Pfizer, Inc.	2,000,000	35,420,000
Schering-Plough Corp.	800,000	13,624,000
		74,868,000
TOTAL HEALTH CARE		181,561,250
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	500,000	16,415,000
Precision Castparts Corp.	50,000	2,974,000
		19,389,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	50,000	$ 2,751,500
Airlines - 0.3%
Delta Air Lines, Inc. (a)	125,000	1,432,500
UAL Corp.	225,000	2,479,500
		3,912,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	180,000	4,462,200
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	50,000	990,000
Electrical Equipment - 5.0%
Evergreen Solar, Inc. (a)(e)	3,000,043	9,570,137
First Solar, Inc. (a)	80,000	11,036,800
Motech Industries, Inc.	1,000,000	2,361,556
Q-Cells SE (a)(e)	600,000	21,943,187
Renewable Energy Corp. AS (a)	725,000	6,990,155
SolarWorld AG (e)	325,000	7,093,952
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	300,000	3,510,000
Vestas Wind Systems AS (a)	90,000	5,321,903
		67,827,690
Machinery - 0.4%
Badger Meter, Inc.	78,000	2,263,560
Terex Corp. (a)	175,000	3,031,000
		5,294,560
Professional Services - 0.7%
Corporate Executive Board Co.	175,000	3,860,500
CoStar Group, Inc. (a)	100,135	3,298,447
Manpower, Inc.	50,000	1,699,500
		8,858,447
TOTAL INDUSTRIALS		113,485,397
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	1,300,000	21,190,000
Corning, Inc.	3,250,000	30,972,500
Harris Corp.	100,000	3,805,000
Infinera Corp. (a)	169,800	1,521,408
Juniper Networks, Inc. (a)	375,000	6,566,250
Nice Systems Ltd. sponsored ADR (a)	475,000	10,673,250
QUALCOMM, Inc.	375,000	13,436,250
		88,164,658
Computers & Peripherals - 2.8%
Apple, Inc. (a)	150,000	12,802,500
Hewlett-Packard Co.	500,000	18,145,000
NetApp, Inc. (a)	500,000	6,985,000
		37,932,500

	Shares	Value
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	1,524,908	$ 4,635,720
Arrow Electronics, Inc. (a)	250,000	4,710,000
BYD Co. Ltd. (H Shares)	1,500,000	2,471,550
Comverge, Inc. (a)(e)	700,000	3,430,000
Everlight Electronics Co. Ltd.	2,499,952	3,295,131
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	1,958,810
Itron, Inc. (a)	30,000	1,912,200
		22,413,411
Internet Software & Services - 2.6%
Equinix, Inc. (a)(e)	175,000	9,308,250
Google, Inc. Class A (sub. vtg.) (a)	70,000	21,535,500
Omniture, Inc. (a)	200,000	2,128,000
Terremark Worldwide, Inc. (a)	500,000	1,945,000
		34,916,750
IT Services - 6.4%
Cognizant Technology Solutions Corp. Class A (a)	1,650,000	29,799,000
MasterCard, Inc. Class A	160,000	22,868,800
Paychex, Inc.	700,000	18,396,000
Visa, Inc.	300,000	15,735,000
		86,798,800
Semiconductors & Semiconductor Equipment - 6.3%
ARM Holdings PLC sponsored ADR	2,525,000	9,721,250
ASML Holding NV (NY Shares)	750,000	13,552,500
Globe Specialty Metals, Inc. (Reg. S) (a)	150,015	825,083
Lam Research Corp. (a)	395,595	8,418,262
MEMC Electronic Materials, Inc. (a)	2,600,000	37,128,000
National Semiconductor Corp.	400,020	4,028,201
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	2,230,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,500,000	3,386,728
Texas Instruments, Inc.	200,000	3,104,000
Varian Semiconductor Equipment Associates, Inc. (a)	150,000	2,718,000
		85,112,024
Software - 2.3%
Autonomy Corp. PLC (a)	750,000	10,592,769
Electronic Arts, Inc. (a)	75,000	1,203,000
Microsoft Corp.	700,000	13,608,000
Salesforce.com, Inc. (a)	190,000	6,081,900
		31,485,669
TOTAL INFORMATION TECHNOLOGY		386,823,812
MATERIALS - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA (NY Shares) Class A (e)	150,000	3,688,500
Barrick Gold Corp.	50,000	1,837,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	50,000	$ 1,213,957
Timminco Ltd. (a)(e)	1,750,000	5,077,258
		11,817,062
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Global Crossing Ltd. (a)	400,000	3,176,000
Level 3 Communications, Inc. (a)	1,750,000	1,225,000
PAETEC Holding Corp. (a)	1,000,000	1,440,000
tw telecom, inc. (a)	250,000	2,117,500
Verizon Communications, Inc.	250,000	8,475,000
		16,433,500
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd. (a)	175,000	2,582,028
SBA Communications Corp. Class A (a)	100,000	1,632,000
		4,214,028
TOTAL TELECOMMUNICATION SERVICES		20,647,528
UTILITIES - 3.6%
Electric Utilities - 3.6%
Entergy Corp.	275,000	22,860,750
Exelon Corp.	400,000	22,244,000
FPL Group, Inc.	75,000	3,774,750
		48,879,500
TOTAL COMMON STOCKS (Cost $1,999,058,968)		1,339,376,020
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $843,465)	$ 2,950,000	60,096
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 2/12/09 (Cost $4,499,827)	$ 4,500,000	$ 4,499,856
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	4,607,157	4,607,157
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	63,591,575	63,591,575
TOTAL MONEY MARKET FUNDS (Cost $68,198,732)		68,198,732
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,072,600,992)	1,412,134,704
NET OTHER ASSETS - (4.9)%	(66,276,066)
NET ASSETS - 100%	$ 1,345,858,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,144
Fidelity Securities Lending Cash Central Fund	787,160
Total	$ 871,304
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 50,010	$ 211,443	$ -	$ -
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,412,134,704	$ 1,318,984,078	$ 90,252,626	$ 2,898,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	98,000
Cost of Purchases	2,800,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,898,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,115,027,386. Net unrealized depreciation aggregated $702,892,682, of which $37,814,769 related to appreciated investment securities and $740,707,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class O

December 31, 2008

1.811327.104

DESIIO-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	140,000	$ 10,726,800
H&R Block, Inc.	200,000	4,544,000
		15,270,800
Hotels, Restaurants & Leisure - 3.4%
Burger King Holdings, Inc.	100,000	2,388,000
McDonald's Corp.	1,621,900	100,865,961
		103,253,961
Household Durables - 0.3%
Meritage Homes Corp. (a)	344,731	4,195,376
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	2,067,500
		8,235,741
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	10,460,362
Media - 1.3%
Comcast Corp. Class A	400,000	6,752,000
The DIRECTV Group, Inc. (a)	250,000	5,727,500
The Walt Disney Co.	1,190,000	27,001,100
		39,480,600
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	1,449,000
Family Dollar Stores, Inc.	100,000	2,607,000
		4,056,000
Specialty Retail - 1.9%
AutoZone, Inc. (a)	80,000	11,157,600
Home Depot, Inc.	775,000	17,840,500
Lowe's Companies, Inc.	700,000	15,064,000
Ross Stores, Inc.	309,485	9,200,989
Sherwin-Williams Co.	60,000	3,585,000
TJX Companies, Inc.	90,000	1,851,300
		58,699,389
Textiles, Apparel & Luxury Goods - 2.9%
American Apparel, Inc. (a)	270,900	539,091
FGX International Ltd. (a)	1,423	19,552
Hanesbrands, Inc. (a)	185,000	2,358,750
Iconix Brand Group, Inc. (a)	977,300	9,557,994
NIKE, Inc. Class B	329,365	16,797,615
Phillips-Van Heusen Corp.	396,900	7,989,597
Polo Ralph Lauren Corp. Class A	270,000	12,260,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,315,000	16,858,300
VF Corp.	178,253	9,762,917
Warnaco Group, Inc. (a)	646,300	12,686,869
		88,831,385
TOTAL CONSUMER DISCRETIONARY		328,288,238

	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 2.6%
Anheuser-Busch InBev NV	1,132,700	$ 26,429,863
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	925
Coca-Cola Enterprises, Inc.	250,000	3,007,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	800,000	12,616,000
Dr Pepper Snapple Group, Inc. (a)	300,000	4,875,000
Molson Coors Brewing Co. Class B	258,500	12,645,820
The Coca-Cola Co.	415,000	18,787,050
		78,362,158
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	100,000	3,426,000
Casey's General Stores, Inc.	100,000	2,277,000
Costco Wholesale Corp.	180,400	9,471,000
CVS Caremark Corp.	250,000	7,185,000
Kroger Co.	1,515,000	40,011,150
Nash-Finch Co.	150,000	6,733,500
Safeway, Inc.	300,000	7,131,000
Wal-Mart Stores, Inc.	990,000	55,499,400
		131,734,050
Food Products - 1.3%
Campbell Soup Co.	100,000	3,001,000
Chiquita Brands International, Inc. (a)	150,238	2,220,518
Fresh Del Monte Produce, Inc. (a)	874,545	19,607,299
Ralcorp Holdings, Inc. (a)	191,001	11,154,458
The J.M. Smucker Co.	50,000	2,168,000
TreeHouse Foods, Inc. (a)	71,452	1,946,352
		40,097,627
Household Products - 1.8%
Kimberly-Clark Corp.	240,000	12,657,600
Procter & Gamble Co.	690,000	42,655,800
		55,313,400
Tobacco - 1.6%
Altria Group, Inc.	2,900,300	43,678,518
Philip Morris International, Inc.	160,000	6,961,600
		50,640,118
TOTAL CONSUMER STAPLES		356,147,353
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
BJ Services Co.	321,805	3,755,464
ENSCO International, Inc.	777,500	22,073,225
Helmerich & Payne, Inc.	373,500	8,497,125
Key Energy Services, Inc. (a)	300,000	1,323,000
Nabors Industries Ltd. (a)	265,900	3,182,823
Noble Corp.	850,000	18,776,500
Patterson-UTI Energy, Inc.	553,800	6,374,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	250,000	$ 3,975,000
Tidewater, Inc.	419,300	16,885,211
		84,842,586
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	90,000	3,469,500
Apache Corp.	220,000	16,396,600
Chesapeake Energy Corp.	330,000	5,336,100
Chevron Corp.	655,000	48,450,350
Cimarex Energy Co.	92,455	2,475,945
ConocoPhillips	540,000	27,972,000
Devon Energy Corp.	45,000	2,956,950
El Paso Corp.	300,000	2,349,000
Enterprise Products Partners LP	200,000	4,146,000
Exxon Mobil Corp.	1,770,000	141,299,103
Frontier Oil Corp.	247,000	3,119,610
Hess Corp.	47,618	2,554,230
Massey Energy Co.	200,000	2,758,000
Occidental Petroleum Corp.	120,000	7,198,800
Petro-Canada	80,000	1,756,883
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	2,832,908
Southwestern Energy Co. (a)	200,000	5,794,000
Walter Industries, Inc.	200,000	3,502,000
XTO Energy, Inc.	50,000	1,763,500
		286,131,479
TOTAL ENERGY		370,974,065
FINANCIALS - 22.6%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	100,000	2,833,000
Germany1 Acquisition Ltd.	1,488,300	20,162,752
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	4,934,420
GLG Partners, Inc. (d)	7,352,062	16,689,181
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	208,510
Goldman Sachs Group, Inc.	335,700	28,329,723
Janus Capital Group, Inc.	399,207	3,205,632
Merrill Lynch & Co., Inc.	1,320,000	15,364,800
Morgan Stanley	1,448,385	23,232,095
UBS AG (NY Shares)	600,000	8,580,000
		123,540,113
Commercial Banks - 3.8%
BB&T Corp. (d)	296,400	8,139,144
Huntington Bancshares, Inc.	430,344	3,296,435
M&T Bank Corp. (d)	100,000	5,741,000
PNC Financial Services Group, Inc.	330,000	16,170,000
U.S. Bancorp, Delaware	417,000	10,429,170

	Shares	Value
Wachovia Corp.	500,000	$ 2,770,000
Wells Fargo & Co.	2,351,300	69,316,324
		115,862,073
Consumer Finance - 0.4%
Promise Co. Ltd. (d)	500,000	12,671,997
Diversified Financial Services - 5.8%
Bank of America Corp.	983,400	13,846,272
CIT Group, Inc. (d)	1,000,000	4,540,000
Citigroup, Inc.	2,373,200	15,924,172
JPMorgan Chase & Co.	966,300	30,467,439
Liberty Acquisition Holdings Corp. (a)	155,000	1,284,950
Liberty Acquisition Holdings Corp.:
unit	5,108,100	42,652,635
warrants 12/12/13 (a)	393,800	137,830
Liberty International Acquisition Co. (e)	4,125,000	48,895,145
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	11,031,135
PICO Holdings, Inc. (a)	333,989	8,877,428
		177,657,006
Insurance - 6.0%
ACE Ltd.	202,000	10,689,840
Aspen Insurance Holdings Ltd.	559,300	13,563,025
Assurant, Inc.	50,000	1,500,000
Axis Capital Holdings Ltd.	457,500	13,322,400
Berkshire Hathaway, Inc. Class A (a)	436	42,117,600
Loews Corp.	530,000	14,972,500
Max Capital Group Ltd.	251,736	4,455,727
MetLife, Inc.	412,325	14,373,650
Montpelier Re Holdings Ltd.	506,466	8,503,564
Platinum Underwriters Holdings Ltd.	408,167	14,726,665
The Chubb Corp.	222,400	11,342,400
The Travelers Companies, Inc.	608,500	27,504,200
Unum Group	323,300	6,013,380
		183,084,951
Real Estate Investment Trusts - 1.5%
Plum Creek Timber Co., Inc.	425,000	14,764,500
ProLogis Trust	231,903	3,221,133
Public Storage	308,500	24,525,750
Rayonier, Inc.	149,340	4,681,809
		47,193,192
Real Estate Management & Development - 0.4%
The St. Joe Co. (a)(d)	480,042	11,674,621
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	1,300,000	20,748,000
TOTAL FINANCIALS		692,431,953
HEALTH CARE - 12.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	235,000	13,571,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	73,000	$ 6,052,430
Gilead Sciences, Inc. (a)	550,000	28,127,000
		47,750,680
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	405,931	3,649,320
Baxter International, Inc.	262,200	14,051,298
Boston Scientific Corp. (a)	900,000	6,966,000
Covidien Ltd.	577,500	20,928,600
Edwards Lifesciences Corp. (a)	100,000	5,495,000
Medtronic, Inc.	200,000	6,284,000
St. Jude Medical, Inc. (a)	150,000	4,944,000
		62,318,218
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	282,636	15,539,327
Futuremed Healthcare Income Fund	497,900	2,979,134
Hanger Orthopedic Group, Inc. (a)(e)	2,312,093	33,548,469
Humana, Inc. (a)	50,000	1,864,000
Lincare Holdings, Inc. (a)	100,000	2,693,000
McKesson Corp.	70,000	2,711,100
Medco Health Solutions, Inc. (a)	401,400	16,822,674
		76,157,704
Pharmaceuticals - 6.7%
Abbott Laboratories	560,000	29,887,200
Bristol-Myers Squibb Co.	620,000	14,415,000
Johnson & Johnson	295,000	17,649,850
King Pharmaceuticals, Inc. (a)	400,000	4,248,000
Novartis AG sponsored ADR	350,000	17,416,000
Perrigo Co.	260,000	8,400,600
Pfizer, Inc.	1,850,000	32,763,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	744,821	31,707,030
Wyeth	1,133,500	42,517,585
XenoPort, Inc. (a)	311,071	7,801,661
		206,806,426
TOTAL HEALTH CARE		393,033,028
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	3,657,434
General Dynamics Corp.	286,770	16,515,084
Honeywell International, Inc.	79,200	2,600,136
L-3 Communications Holdings, Inc.	155,681	11,486,144
Lockheed Martin Corp.	82,522	6,938,450
Northrop Grumman Corp.	510,700	23,001,928
Raytheon Co.	486,937	24,853,264
United Technologies Corp.	370,000	19,832,000
		108,884,440

	Shares	Value
Air Freight & Logistics - 0.1%
FedEx Corp.	50,000	$ 3,207,500
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	67,500	1,673,325
United Stationers, Inc. (a)	250,000	8,372,500
		10,045,825
Electrical Equipment - 0.1%
Acuity Brands, Inc.	100,000	3,491,000
Industrial Conglomerates - 0.4%
General Electric Co.	770,000	12,474,000
Marine - 0.3%
Alexander & Baldwin, Inc.	220,000	5,513,200
OceanFreight, Inc.	334,814	994,398
Safe Bulkers, Inc.	526,709	3,518,416
		10,026,014
Professional Services - 0.1%
Manpower, Inc.	100,000	3,399,000
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp.	151,600	11,477,636
Norfolk Southern Corp.	814,200	38,308,110
Union Pacific Corp.	460,800	22,026,240
		71,811,986
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	130,000	1,804,400
Interline Brands, Inc. (a)	335,008	3,561,135
		5,365,535
TOTAL INDUSTRIALS		228,705,300
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	2,243,300	36,565,790
Juniper Networks, Inc. (a)	222,800	3,901,228
Nokia Corp. sponsored ADR	1,050,000	16,380,000
		56,847,018
Computers & Peripherals - 3.4%
Apple, Inc. (a)	90,000	7,681,500
Dell, Inc. (a)	1,475,400	15,108,096
Hewlett-Packard Co.	1,225,500	44,473,395
International Business Machines Corp.	346,400	29,153,024
NCR Corp. (a)	536,560	7,586,958
		104,002,973
Electronic Equipment & Components - 0.0%
SYNNEX Corp. (a)	162,900	1,845,657
Internet Software & Services - 0.8%
eBay, Inc. (a)	1,000,000	13,960,000
Google, Inc. Class A (sub. vtg.) (a)	30,800	9,475,620
		23,435,620
IT Services - 3.0%
Accenture Ltd. Class A	410,000	13,443,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affiliated Computer Services, Inc. Class A (a)	200,000	$ 9,190,000
CACI International, Inc. Class A (a)	528,301	23,821,092
Computer Sciences Corp. (a)	330,000	11,596,200
CSG Systems International, Inc. (a)	100,000	1,747,000
Hewitt Associates, Inc. Class A (a)	520,000	14,757,600
MasterCard, Inc. Class A	17,000	2,429,810
SAIC, Inc. (a)	480,000	9,350,400
Visa, Inc.	96,900	5,082,405
		91,418,407
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	610,000	10,193,100
Applied Materials, Inc.	632,503	6,407,255
ASML Holding NV (NY Shares)	761,500	13,760,305
Intel Corp.	580,000	8,502,800
LSI Corp. (a)	500,000	1,645,000
MEMC Electronic Materials, Inc. (a)	200,000	2,856,000
National Semiconductor Corp.	347,900	3,503,353
Novellus Systems, Inc. (a)	50,000	617,000
Xilinx, Inc.	250,000	4,455,000
		51,939,813
Software - 2.7%
Adobe Systems, Inc. (a)	175,300	3,732,137
BMC Software, Inc. (a)	50,000	1,345,500
CA, Inc.	450,000	8,338,500
Microsoft Corp.	1,496,700	29,095,848
Oracle Corp. (a)	1,112,400	19,722,852
Symantec Corp. (a)	1,519,000	20,536,880
		82,771,717
TOTAL INFORMATION TECHNOLOGY		412,261,205
MATERIALS - 1.2%
Chemicals - 0.2%
Celanese Corp. Class A	110,500	1,373,515
Neo Material Technologies, Inc. (a)	3,350,600	3,497,380
Solutia, Inc. (a)	300,000	1,350,000
		6,220,895
Containers & Packaging - 0.2%
Pactiv Corp. (a)	210,000	5,224,800
Metals & Mining - 0.7%
Carpenter Technology Corp.	300,000	6,162,000
Kinross Gold Corp.	496,200	9,176,050
Newmont Mining Corp.	100,000	4,070,000
Nucor Corp.	50,000	2,310,000
		21,718,050

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund (e)	610,000	$ 3,308,950
TOTAL MATERIALS		36,472,695
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	2,460,000	70,110,000
CenturyTel, Inc.	200,000	5,466,000
Frontier Communications Corp.	200,000	1,748,000
Verizon Communications, Inc.	1,120,000	37,968,000
		115,292,000
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	2,000,000	4,156,683
Vodafone Group PLC sponsored ADR	2,736,000	55,923,840
		60,080,523
TOTAL TELECOMMUNICATION SERVICES		175,372,523
UTILITIES - 2.1%
Electric Utilities - 0.5%
Duke Energy Corp.	100,000	1,501,000
Edison International	130,000	4,175,600
FirstEnergy Corp.	220,000	10,687,600
		16,364,200
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	550,000	4,532,000
Boralex, Inc. Class A (a)	161,640	1,003,026
		5,535,026
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	150,000	1,893,000
CMS Energy Corp.	419,422	4,240,356
PG&E Corp.	300,000	11,613,000
Public Service Enterprise Group, Inc.	509,400	14,859,198
Sempra Energy	155,000	6,607,650
TECO Energy, Inc.	200,000	2,470,000
		41,683,204
TOTAL UTILITIES		63,582,430
TOTAL COMMON STOCKS (Cost $3,729,689,147)		3,057,268,790
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00% (Cost $5,000,000)	5,000	5,189,800
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.42% 1/22/09 (Cost $599,843)	$ 600,000	$ 599,998
Money Market Funds - 1.0%
Shares
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c) (Cost $28,969,050)	28,969,050	28,969,050
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,764,258,040)	3,092,027,638
NET OTHER ASSETS - (0.9)%	(26,190,294)
NET ASSETS - 100%	$ 3,065,837,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,235
Fidelity Securities Lending Cash Central Fund	305,587
Total	$ 370,822
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 86,060	$ 3,308,950
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	4,270,723	-	33,548,469
Liberty International Acquisition Co.	51,455,066	-	-	-	48,895,145
Total	$ 94,696,281	$ 6,403,843	$ 4,270,723	$ 86,060	$ 85,752,564
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,092,027,638	$ 2,957,954,920	$ 134,072,718	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,850,479,377. Net unrealized depreciation aggregated $758,451,739, of which $77,820,529 related to appreciated investment securities and $836,272,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.827902.103

ADESII-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	140,000	$ 10,726,800
H&R Block, Inc.	200,000	4,544,000
		15,270,800
Hotels, Restaurants & Leisure - 3.4%
Burger King Holdings, Inc.	100,000	2,388,000
McDonald's Corp.	1,621,900	100,865,961
		103,253,961
Household Durables - 0.3%
Meritage Homes Corp. (a)	344,731	4,195,376
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	2,067,500
		8,235,741
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	10,460,362
Media - 1.3%
Comcast Corp. Class A	400,000	6,752,000
The DIRECTV Group, Inc. (a)	250,000	5,727,500
The Walt Disney Co.	1,190,000	27,001,100
		39,480,600
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	1,449,000
Family Dollar Stores, Inc.	100,000	2,607,000
		4,056,000
Specialty Retail - 1.9%
AutoZone, Inc. (a)	80,000	11,157,600
Home Depot, Inc.	775,000	17,840,500
Lowe's Companies, Inc.	700,000	15,064,000
Ross Stores, Inc.	309,485	9,200,989
Sherwin-Williams Co.	60,000	3,585,000
TJX Companies, Inc.	90,000	1,851,300
		58,699,389
Textiles, Apparel & Luxury Goods - 2.9%
American Apparel, Inc. (a)	270,900	539,091
FGX International Ltd. (a)	1,423	19,552
Hanesbrands, Inc. (a)	185,000	2,358,750
Iconix Brand Group, Inc. (a)	977,300	9,557,994
NIKE, Inc. Class B	329,365	16,797,615
Phillips-Van Heusen Corp.	396,900	7,989,597
Polo Ralph Lauren Corp. Class A	270,000	12,260,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,315,000	16,858,300
VF Corp.	178,253	9,762,917
Warnaco Group, Inc. (a)	646,300	12,686,869
		88,831,385
TOTAL CONSUMER DISCRETIONARY		328,288,238

	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 2.6%
Anheuser-Busch InBev NV	1,132,700	$ 26,429,863
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	925
Coca-Cola Enterprises, Inc.	250,000	3,007,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	800,000	12,616,000
Dr Pepper Snapple Group, Inc. (a)	300,000	4,875,000
Molson Coors Brewing Co. Class B	258,500	12,645,820
The Coca-Cola Co.	415,000	18,787,050
		78,362,158
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	100,000	3,426,000
Casey's General Stores, Inc.	100,000	2,277,000
Costco Wholesale Corp.	180,400	9,471,000
CVS Caremark Corp.	250,000	7,185,000
Kroger Co.	1,515,000	40,011,150
Nash-Finch Co.	150,000	6,733,500
Safeway, Inc.	300,000	7,131,000
Wal-Mart Stores, Inc.	990,000	55,499,400
		131,734,050
Food Products - 1.3%
Campbell Soup Co.	100,000	3,001,000
Chiquita Brands International, Inc. (a)	150,238	2,220,518
Fresh Del Monte Produce, Inc. (a)	874,545	19,607,299
Ralcorp Holdings, Inc. (a)	191,001	11,154,458
The J.M. Smucker Co.	50,000	2,168,000
TreeHouse Foods, Inc. (a)	71,452	1,946,352
		40,097,627
Household Products - 1.8%
Kimberly-Clark Corp.	240,000	12,657,600
Procter & Gamble Co.	690,000	42,655,800
		55,313,400
Tobacco - 1.6%
Altria Group, Inc.	2,900,300	43,678,518
Philip Morris International, Inc.	160,000	6,961,600
		50,640,118
TOTAL CONSUMER STAPLES		356,147,353
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
BJ Services Co.	321,805	3,755,464
ENSCO International, Inc.	777,500	22,073,225
Helmerich & Payne, Inc.	373,500	8,497,125
Key Energy Services, Inc. (a)	300,000	1,323,000
Nabors Industries Ltd. (a)	265,900	3,182,823
Noble Corp.	850,000	18,776,500
Patterson-UTI Energy, Inc.	553,800	6,374,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	250,000	$ 3,975,000
Tidewater, Inc.	419,300	16,885,211
		84,842,586
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	90,000	3,469,500
Apache Corp.	220,000	16,396,600
Chesapeake Energy Corp.	330,000	5,336,100
Chevron Corp.	655,000	48,450,350
Cimarex Energy Co.	92,455	2,475,945
ConocoPhillips	540,000	27,972,000
Devon Energy Corp.	45,000	2,956,950
El Paso Corp.	300,000	2,349,000
Enterprise Products Partners LP	200,000	4,146,000
Exxon Mobil Corp.	1,770,000	141,299,103
Frontier Oil Corp.	247,000	3,119,610
Hess Corp.	47,618	2,554,230
Massey Energy Co.	200,000	2,758,000
Occidental Petroleum Corp.	120,000	7,198,800
Petro-Canada	80,000	1,756,883
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	2,832,908
Southwestern Energy Co. (a)	200,000	5,794,000
Walter Industries, Inc.	200,000	3,502,000
XTO Energy, Inc.	50,000	1,763,500
		286,131,479
TOTAL ENERGY		370,974,065
FINANCIALS - 22.6%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	100,000	2,833,000
Germany1 Acquisition Ltd.	1,488,300	20,162,752
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	4,934,420
GLG Partners, Inc. (d)	7,352,062	16,689,181
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	208,510
Goldman Sachs Group, Inc.	335,700	28,329,723
Janus Capital Group, Inc.	399,207	3,205,632
Merrill Lynch & Co., Inc.	1,320,000	15,364,800
Morgan Stanley	1,448,385	23,232,095
UBS AG (NY Shares)	600,000	8,580,000
		123,540,113
Commercial Banks - 3.8%
BB&T Corp. (d)	296,400	8,139,144
Huntington Bancshares, Inc.	430,344	3,296,435
M&T Bank Corp. (d)	100,000	5,741,000
PNC Financial Services Group, Inc.	330,000	16,170,000
U.S. Bancorp, Delaware	417,000	10,429,170

	Shares	Value
Wachovia Corp.	500,000	$ 2,770,000
Wells Fargo & Co.	2,351,300	69,316,324
		115,862,073
Consumer Finance - 0.4%
Promise Co. Ltd. (d)	500,000	12,671,997
Diversified Financial Services - 5.8%
Bank of America Corp.	983,400	13,846,272
CIT Group, Inc. (d)	1,000,000	4,540,000
Citigroup, Inc.	2,373,200	15,924,172
JPMorgan Chase & Co.	966,300	30,467,439
Liberty Acquisition Holdings Corp. (a)	155,000	1,284,950
Liberty Acquisition Holdings Corp.:
unit	5,108,100	42,652,635
warrants 12/12/13 (a)	393,800	137,830
Liberty International Acquisition Co. (e)	4,125,000	48,895,145
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	11,031,135
PICO Holdings, Inc. (a)	333,989	8,877,428
		177,657,006
Insurance - 6.0%
ACE Ltd.	202,000	10,689,840
Aspen Insurance Holdings Ltd.	559,300	13,563,025
Assurant, Inc.	50,000	1,500,000
Axis Capital Holdings Ltd.	457,500	13,322,400
Berkshire Hathaway, Inc. Class A (a)	436	42,117,600
Loews Corp.	530,000	14,972,500
Max Capital Group Ltd.	251,736	4,455,727
MetLife, Inc.	412,325	14,373,650
Montpelier Re Holdings Ltd.	506,466	8,503,564
Platinum Underwriters Holdings Ltd.	408,167	14,726,665
The Chubb Corp.	222,400	11,342,400
The Travelers Companies, Inc.	608,500	27,504,200
Unum Group	323,300	6,013,380
		183,084,951
Real Estate Investment Trusts - 1.5%
Plum Creek Timber Co., Inc.	425,000	14,764,500
ProLogis Trust	231,903	3,221,133
Public Storage	308,500	24,525,750
Rayonier, Inc.	149,340	4,681,809
		47,193,192
Real Estate Management & Development - 0.4%
The St. Joe Co. (a)(d)	480,042	11,674,621
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	1,300,000	20,748,000
TOTAL FINANCIALS		692,431,953
HEALTH CARE - 12.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	235,000	13,571,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	73,000	$ 6,052,430
Gilead Sciences, Inc. (a)	550,000	28,127,000
		47,750,680
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	405,931	3,649,320
Baxter International, Inc.	262,200	14,051,298
Boston Scientific Corp. (a)	900,000	6,966,000
Covidien Ltd.	577,500	20,928,600
Edwards Lifesciences Corp. (a)	100,000	5,495,000
Medtronic, Inc.	200,000	6,284,000
St. Jude Medical, Inc. (a)	150,000	4,944,000
		62,318,218
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	282,636	15,539,327
Futuremed Healthcare Income Fund	497,900	2,979,134
Hanger Orthopedic Group, Inc. (a)(e)	2,312,093	33,548,469
Humana, Inc. (a)	50,000	1,864,000
Lincare Holdings, Inc. (a)	100,000	2,693,000
McKesson Corp.	70,000	2,711,100
Medco Health Solutions, Inc. (a)	401,400	16,822,674
		76,157,704
Pharmaceuticals - 6.7%
Abbott Laboratories	560,000	29,887,200
Bristol-Myers Squibb Co.	620,000	14,415,000
Johnson & Johnson	295,000	17,649,850
King Pharmaceuticals, Inc. (a)	400,000	4,248,000
Novartis AG sponsored ADR	350,000	17,416,000
Perrigo Co.	260,000	8,400,600
Pfizer, Inc.	1,850,000	32,763,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	744,821	31,707,030
Wyeth	1,133,500	42,517,585
XenoPort, Inc. (a)	311,071	7,801,661
		206,806,426
TOTAL HEALTH CARE		393,033,028
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	3,657,434
General Dynamics Corp.	286,770	16,515,084
Honeywell International, Inc.	79,200	2,600,136
L-3 Communications Holdings, Inc.	155,681	11,486,144
Lockheed Martin Corp.	82,522	6,938,450
Northrop Grumman Corp.	510,700	23,001,928
Raytheon Co.	486,937	24,853,264
United Technologies Corp.	370,000	19,832,000
		108,884,440

	Shares	Value
Air Freight & Logistics - 0.1%
FedEx Corp.	50,000	$ 3,207,500
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	67,500	1,673,325
United Stationers, Inc. (a)	250,000	8,372,500
		10,045,825
Electrical Equipment - 0.1%
Acuity Brands, Inc.	100,000	3,491,000
Industrial Conglomerates - 0.4%
General Electric Co.	770,000	12,474,000
Marine - 0.3%
Alexander & Baldwin, Inc.	220,000	5,513,200
OceanFreight, Inc.	334,814	994,398
Safe Bulkers, Inc.	526,709	3,518,416
		10,026,014
Professional Services - 0.1%
Manpower, Inc.	100,000	3,399,000
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp.	151,600	11,477,636
Norfolk Southern Corp.	814,200	38,308,110
Union Pacific Corp.	460,800	22,026,240
		71,811,986
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	130,000	1,804,400
Interline Brands, Inc. (a)	335,008	3,561,135
		5,365,535
TOTAL INDUSTRIALS		228,705,300
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	2,243,300	36,565,790
Juniper Networks, Inc. (a)	222,800	3,901,228
Nokia Corp. sponsored ADR	1,050,000	16,380,000
		56,847,018
Computers & Peripherals - 3.4%
Apple, Inc. (a)	90,000	7,681,500
Dell, Inc. (a)	1,475,400	15,108,096
Hewlett-Packard Co.	1,225,500	44,473,395
International Business Machines Corp.	346,400	29,153,024
NCR Corp. (a)	536,560	7,586,958
		104,002,973
Electronic Equipment & Components - 0.0%
SYNNEX Corp. (a)	162,900	1,845,657
Internet Software & Services - 0.8%
eBay, Inc. (a)	1,000,000	13,960,000
Google, Inc. Class A (sub. vtg.) (a)	30,800	9,475,620
		23,435,620
IT Services - 3.0%
Accenture Ltd. Class A	410,000	13,443,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affiliated Computer Services, Inc. Class A (a)	200,000	$ 9,190,000
CACI International, Inc. Class A (a)	528,301	23,821,092
Computer Sciences Corp. (a)	330,000	11,596,200
CSG Systems International, Inc. (a)	100,000	1,747,000
Hewitt Associates, Inc. Class A (a)	520,000	14,757,600
MasterCard, Inc. Class A	17,000	2,429,810
SAIC, Inc. (a)	480,000	9,350,400
Visa, Inc.	96,900	5,082,405
		91,418,407
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	610,000	10,193,100
Applied Materials, Inc.	632,503	6,407,255
ASML Holding NV (NY Shares)	761,500	13,760,305
Intel Corp.	580,000	8,502,800
LSI Corp. (a)	500,000	1,645,000
MEMC Electronic Materials, Inc. (a)	200,000	2,856,000
National Semiconductor Corp.	347,900	3,503,353
Novellus Systems, Inc. (a)	50,000	617,000
Xilinx, Inc.	250,000	4,455,000
		51,939,813
Software - 2.7%
Adobe Systems, Inc. (a)	175,300	3,732,137
BMC Software, Inc. (a)	50,000	1,345,500
CA, Inc.	450,000	8,338,500
Microsoft Corp.	1,496,700	29,095,848
Oracle Corp. (a)	1,112,400	19,722,852
Symantec Corp. (a)	1,519,000	20,536,880
		82,771,717
TOTAL INFORMATION TECHNOLOGY		412,261,205
MATERIALS - 1.2%
Chemicals - 0.2%
Celanese Corp. Class A	110,500	1,373,515
Neo Material Technologies, Inc. (a)	3,350,600	3,497,380
Solutia, Inc. (a)	300,000	1,350,000
		6,220,895
Containers & Packaging - 0.2%
Pactiv Corp. (a)	210,000	5,224,800
Metals & Mining - 0.7%
Carpenter Technology Corp.	300,000	6,162,000
Kinross Gold Corp.	496,200	9,176,050
Newmont Mining Corp.	100,000	4,070,000
Nucor Corp.	50,000	2,310,000
		21,718,050

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund (e)	610,000	$ 3,308,950
TOTAL MATERIALS		36,472,695
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	2,460,000	70,110,000
CenturyTel, Inc.	200,000	5,466,000
Frontier Communications Corp.	200,000	1,748,000
Verizon Communications, Inc.	1,120,000	37,968,000
		115,292,000
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	2,000,000	4,156,683
Vodafone Group PLC sponsored ADR	2,736,000	55,923,840
		60,080,523
TOTAL TELECOMMUNICATION SERVICES		175,372,523
UTILITIES - 2.1%
Electric Utilities - 0.5%
Duke Energy Corp.	100,000	1,501,000
Edison International	130,000	4,175,600
FirstEnergy Corp.	220,000	10,687,600
		16,364,200
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	550,000	4,532,000
Boralex, Inc. Class A (a)	161,640	1,003,026
		5,535,026
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	150,000	1,893,000
CMS Energy Corp.	419,422	4,240,356
PG&E Corp.	300,000	11,613,000
Public Service Enterprise Group, Inc.	509,400	14,859,198
Sempra Energy	155,000	6,607,650
TECO Energy, Inc.	200,000	2,470,000
		41,683,204
TOTAL UTILITIES		63,582,430
TOTAL COMMON STOCKS (Cost $3,729,689,147)		3,057,268,790
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00% (Cost $5,000,000)	5,000	5,189,800
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.42% 1/22/09 (Cost $599,843)	$ 600,000	$ 599,998
Money Market Funds - 1.0%
Shares
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c) (Cost $28,969,050)	28,969,050	28,969,050
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,764,258,040)	3,092,027,638
NET OTHER ASSETS - (0.9)%	(26,190,294)
NET ASSETS - 100%	$ 3,065,837,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,235
Fidelity Securities Lending Cash Central Fund	305,587
Total	$ 370,822
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 86,060	$ 3,308,950
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	4,270,723	-	33,548,469
Liberty International Acquisition Co.	51,455,066	-	-	-	48,895,145
Total	$ 94,696,281	$ 6,403,843	$ 4,270,723	$ 86,060	$ 85,752,564
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,092,027,638	$ 2,957,954,920	$ 134,072,718	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,850,479,377. Net unrealized depreciation aggregated $758,451,739, of which $77,820,529 related to appreciated investment securities and $836,272,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A

December 31, 2008

1.811326.104

DESIIN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	140,000	$ 10,726,800
H&R Block, Inc.	200,000	4,544,000
		15,270,800
Hotels, Restaurants & Leisure - 3.4%
Burger King Holdings, Inc.	100,000	2,388,000
McDonald's Corp.	1,621,900	100,865,961
		103,253,961
Household Durables - 0.3%
Meritage Homes Corp. (a)	344,731	4,195,376
Pulte Homes, Inc.	180,500	1,972,865
Whirlpool Corp.	50,000	2,067,500
		8,235,741
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	10,460,362
Media - 1.3%
Comcast Corp. Class A	400,000	6,752,000
The DIRECTV Group, Inc. (a)	250,000	5,727,500
The Walt Disney Co.	1,190,000	27,001,100
		39,480,600
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	1,449,000
Family Dollar Stores, Inc.	100,000	2,607,000
		4,056,000
Specialty Retail - 1.9%
AutoZone, Inc. (a)	80,000	11,157,600
Home Depot, Inc.	775,000	17,840,500
Lowe's Companies, Inc.	700,000	15,064,000
Ross Stores, Inc.	309,485	9,200,989
Sherwin-Williams Co.	60,000	3,585,000
TJX Companies, Inc.	90,000	1,851,300
		58,699,389
Textiles, Apparel & Luxury Goods - 2.9%
American Apparel, Inc. (a)	270,900	539,091
FGX International Ltd. (a)	1,423	19,552
Hanesbrands, Inc. (a)	185,000	2,358,750
Iconix Brand Group, Inc. (a)	977,300	9,557,994
NIKE, Inc. Class B	329,365	16,797,615
Phillips-Van Heusen Corp.	396,900	7,989,597
Polo Ralph Lauren Corp. Class A	270,000	12,260,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,315,000	16,858,300
VF Corp.	178,253	9,762,917
Warnaco Group, Inc. (a)	646,300	12,686,869
		88,831,385
TOTAL CONSUMER DISCRETIONARY		328,288,238

	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 2.6%
Anheuser-Busch InBev NV	1,132,700	$ 26,429,863
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	925
Coca-Cola Enterprises, Inc.	250,000	3,007,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	800,000	12,616,000
Dr Pepper Snapple Group, Inc. (a)	300,000	4,875,000
Molson Coors Brewing Co. Class B	258,500	12,645,820
The Coca-Cola Co.	415,000	18,787,050
		78,362,158
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	100,000	3,426,000
Casey's General Stores, Inc.	100,000	2,277,000
Costco Wholesale Corp.	180,400	9,471,000
CVS Caremark Corp.	250,000	7,185,000
Kroger Co.	1,515,000	40,011,150
Nash-Finch Co.	150,000	6,733,500
Safeway, Inc.	300,000	7,131,000
Wal-Mart Stores, Inc.	990,000	55,499,400
		131,734,050
Food Products - 1.3%
Campbell Soup Co.	100,000	3,001,000
Chiquita Brands International, Inc. (a)	150,238	2,220,518
Fresh Del Monte Produce, Inc. (a)	874,545	19,607,299
Ralcorp Holdings, Inc. (a)	191,001	11,154,458
The J.M. Smucker Co.	50,000	2,168,000
TreeHouse Foods, Inc. (a)	71,452	1,946,352
		40,097,627
Household Products - 1.8%
Kimberly-Clark Corp.	240,000	12,657,600
Procter & Gamble Co.	690,000	42,655,800
		55,313,400
Tobacco - 1.6%
Altria Group, Inc.	2,900,300	43,678,518
Philip Morris International, Inc.	160,000	6,961,600
		50,640,118
TOTAL CONSUMER STAPLES		356,147,353
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
BJ Services Co.	321,805	3,755,464
ENSCO International, Inc.	777,500	22,073,225
Helmerich & Payne, Inc.	373,500	8,497,125
Key Energy Services, Inc. (a)	300,000	1,323,000
Nabors Industries Ltd. (a)	265,900	3,182,823
Noble Corp.	850,000	18,776,500
Patterson-UTI Energy, Inc.	553,800	6,374,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	250,000	$ 3,975,000
Tidewater, Inc.	419,300	16,885,211
		84,842,586
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	90,000	3,469,500
Apache Corp.	220,000	16,396,600
Chesapeake Energy Corp.	330,000	5,336,100
Chevron Corp.	655,000	48,450,350
Cimarex Energy Co.	92,455	2,475,945
ConocoPhillips	540,000	27,972,000
Devon Energy Corp.	45,000	2,956,950
El Paso Corp.	300,000	2,349,000
Enterprise Products Partners LP	200,000	4,146,000
Exxon Mobil Corp.	1,770,000	141,299,103
Frontier Oil Corp.	247,000	3,119,610
Hess Corp.	47,618	2,554,230
Massey Energy Co.	200,000	2,758,000
Occidental Petroleum Corp.	120,000	7,198,800
Petro-Canada	80,000	1,756,883
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	2,832,908
Southwestern Energy Co. (a)	200,000	5,794,000
Walter Industries, Inc.	200,000	3,502,000
XTO Energy, Inc.	50,000	1,763,500
		286,131,479
TOTAL ENERGY		370,974,065
FINANCIALS - 22.6%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	100,000	2,833,000
Germany1 Acquisition Ltd.	1,488,300	20,162,752
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	4,934,420
GLG Partners, Inc. (d)	7,352,062	16,689,181
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	208,510
Goldman Sachs Group, Inc.	335,700	28,329,723
Janus Capital Group, Inc.	399,207	3,205,632
Merrill Lynch & Co., Inc.	1,320,000	15,364,800
Morgan Stanley	1,448,385	23,232,095
UBS AG (NY Shares)	600,000	8,580,000
		123,540,113
Commercial Banks - 3.8%
BB&T Corp. (d)	296,400	8,139,144
Huntington Bancshares, Inc.	430,344	3,296,435
M&T Bank Corp. (d)	100,000	5,741,000
PNC Financial Services Group, Inc.	330,000	16,170,000
U.S. Bancorp, Delaware	417,000	10,429,170

	Shares	Value
Wachovia Corp.	500,000	$ 2,770,000
Wells Fargo & Co.	2,351,300	69,316,324
		115,862,073
Consumer Finance - 0.4%
Promise Co. Ltd. (d)	500,000	12,671,997
Diversified Financial Services - 5.8%
Bank of America Corp.	983,400	13,846,272
CIT Group, Inc. (d)	1,000,000	4,540,000
Citigroup, Inc.	2,373,200	15,924,172
JPMorgan Chase & Co.	966,300	30,467,439
Liberty Acquisition Holdings Corp. (a)	155,000	1,284,950
Liberty Acquisition Holdings Corp.:
unit	5,108,100	42,652,635
warrants 12/12/13 (a)	393,800	137,830
Liberty International Acquisition Co. (e)	4,125,000	48,895,145
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	11,031,135
PICO Holdings, Inc. (a)	333,989	8,877,428
		177,657,006
Insurance - 6.0%
ACE Ltd.	202,000	10,689,840
Aspen Insurance Holdings Ltd.	559,300	13,563,025
Assurant, Inc.	50,000	1,500,000
Axis Capital Holdings Ltd.	457,500	13,322,400
Berkshire Hathaway, Inc. Class A (a)	436	42,117,600
Loews Corp.	530,000	14,972,500
Max Capital Group Ltd.	251,736	4,455,727
MetLife, Inc.	412,325	14,373,650
Montpelier Re Holdings Ltd.	506,466	8,503,564
Platinum Underwriters Holdings Ltd.	408,167	14,726,665
The Chubb Corp.	222,400	11,342,400
The Travelers Companies, Inc.	608,500	27,504,200
Unum Group	323,300	6,013,380
		183,084,951
Real Estate Investment Trusts - 1.5%
Plum Creek Timber Co., Inc.	425,000	14,764,500
ProLogis Trust	231,903	3,221,133
Public Storage	308,500	24,525,750
Rayonier, Inc.	149,340	4,681,809
		47,193,192
Real Estate Management & Development - 0.4%
The St. Joe Co. (a)(d)	480,042	11,674,621
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	1,300,000	20,748,000
TOTAL FINANCIALS		692,431,953
HEALTH CARE - 12.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	235,000	13,571,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	73,000	$ 6,052,430
Gilead Sciences, Inc. (a)	550,000	28,127,000
		47,750,680
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	405,931	3,649,320
Baxter International, Inc.	262,200	14,051,298
Boston Scientific Corp. (a)	900,000	6,966,000
Covidien Ltd.	577,500	20,928,600
Edwards Lifesciences Corp. (a)	100,000	5,495,000
Medtronic, Inc.	200,000	6,284,000
St. Jude Medical, Inc. (a)	150,000	4,944,000
		62,318,218
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	282,636	15,539,327
Futuremed Healthcare Income Fund	497,900	2,979,134
Hanger Orthopedic Group, Inc. (a)(e)	2,312,093	33,548,469
Humana, Inc. (a)	50,000	1,864,000
Lincare Holdings, Inc. (a)	100,000	2,693,000
McKesson Corp.	70,000	2,711,100
Medco Health Solutions, Inc. (a)	401,400	16,822,674
		76,157,704
Pharmaceuticals - 6.7%
Abbott Laboratories	560,000	29,887,200
Bristol-Myers Squibb Co.	620,000	14,415,000
Johnson & Johnson	295,000	17,649,850
King Pharmaceuticals, Inc. (a)	400,000	4,248,000
Novartis AG sponsored ADR	350,000	17,416,000
Perrigo Co.	260,000	8,400,600
Pfizer, Inc.	1,850,000	32,763,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	744,821	31,707,030
Wyeth	1,133,500	42,517,585
XenoPort, Inc. (a)	311,071	7,801,661
		206,806,426
TOTAL HEALTH CARE		393,033,028
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	3,657,434
General Dynamics Corp.	286,770	16,515,084
Honeywell International, Inc.	79,200	2,600,136
L-3 Communications Holdings, Inc.	155,681	11,486,144
Lockheed Martin Corp.	82,522	6,938,450
Northrop Grumman Corp.	510,700	23,001,928
Raytheon Co.	486,937	24,853,264
United Technologies Corp.	370,000	19,832,000
		108,884,440

	Shares	Value
Air Freight & Logistics - 0.1%
FedEx Corp.	50,000	$ 3,207,500
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	67,500	1,673,325
United Stationers, Inc. (a)	250,000	8,372,500
		10,045,825
Electrical Equipment - 0.1%
Acuity Brands, Inc.	100,000	3,491,000
Industrial Conglomerates - 0.4%
General Electric Co.	770,000	12,474,000
Marine - 0.3%
Alexander & Baldwin, Inc.	220,000	5,513,200
OceanFreight, Inc.	334,814	994,398
Safe Bulkers, Inc.	526,709	3,518,416
		10,026,014
Professional Services - 0.1%
Manpower, Inc.	100,000	3,399,000
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp.	151,600	11,477,636
Norfolk Southern Corp.	814,200	38,308,110
Union Pacific Corp.	460,800	22,026,240
		71,811,986
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	130,000	1,804,400
Interline Brands, Inc. (a)	335,008	3,561,135
		5,365,535
TOTAL INDUSTRIALS		228,705,300
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	2,243,300	36,565,790
Juniper Networks, Inc. (a)	222,800	3,901,228
Nokia Corp. sponsored ADR	1,050,000	16,380,000
		56,847,018
Computers & Peripherals - 3.4%
Apple, Inc. (a)	90,000	7,681,500
Dell, Inc. (a)	1,475,400	15,108,096
Hewlett-Packard Co.	1,225,500	44,473,395
International Business Machines Corp.	346,400	29,153,024
NCR Corp. (a)	536,560	7,586,958
		104,002,973
Electronic Equipment & Components - 0.0%
SYNNEX Corp. (a)	162,900	1,845,657
Internet Software & Services - 0.8%
eBay, Inc. (a)	1,000,000	13,960,000
Google, Inc. Class A (sub. vtg.) (a)	30,800	9,475,620
		23,435,620
IT Services - 3.0%
Accenture Ltd. Class A	410,000	13,443,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affiliated Computer Services, Inc. Class A (a)	200,000	$ 9,190,000
CACI International, Inc. Class A (a)	528,301	23,821,092
Computer Sciences Corp. (a)	330,000	11,596,200
CSG Systems International, Inc. (a)	100,000	1,747,000
Hewitt Associates, Inc. Class A (a)	520,000	14,757,600
MasterCard, Inc. Class A	17,000	2,429,810
SAIC, Inc. (a)	480,000	9,350,400
Visa, Inc.	96,900	5,082,405
		91,418,407
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	610,000	10,193,100
Applied Materials, Inc.	632,503	6,407,255
ASML Holding NV (NY Shares)	761,500	13,760,305
Intel Corp.	580,000	8,502,800
LSI Corp. (a)	500,000	1,645,000
MEMC Electronic Materials, Inc. (a)	200,000	2,856,000
National Semiconductor Corp.	347,900	3,503,353
Novellus Systems, Inc. (a)	50,000	617,000
Xilinx, Inc.	250,000	4,455,000
		51,939,813
Software - 2.7%
Adobe Systems, Inc. (a)	175,300	3,732,137
BMC Software, Inc. (a)	50,000	1,345,500
CA, Inc.	450,000	8,338,500
Microsoft Corp.	1,496,700	29,095,848
Oracle Corp. (a)	1,112,400	19,722,852
Symantec Corp. (a)	1,519,000	20,536,880
		82,771,717
TOTAL INFORMATION TECHNOLOGY		412,261,205
MATERIALS - 1.2%
Chemicals - 0.2%
Celanese Corp. Class A	110,500	1,373,515
Neo Material Technologies, Inc. (a)	3,350,600	3,497,380
Solutia, Inc. (a)	300,000	1,350,000
		6,220,895
Containers & Packaging - 0.2%
Pactiv Corp. (a)	210,000	5,224,800
Metals & Mining - 0.7%
Carpenter Technology Corp.	300,000	6,162,000
Kinross Gold Corp.	496,200	9,176,050
Newmont Mining Corp.	100,000	4,070,000
Nucor Corp.	50,000	2,310,000
		21,718,050

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund (e)	610,000	$ 3,308,950
TOTAL MATERIALS		36,472,695
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	2,460,000	70,110,000
CenturyTel, Inc.	200,000	5,466,000
Frontier Communications Corp.	200,000	1,748,000
Verizon Communications, Inc.	1,120,000	37,968,000
		115,292,000
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	2,000,000	4,156,683
Vodafone Group PLC sponsored ADR	2,736,000	55,923,840
		60,080,523
TOTAL TELECOMMUNICATION SERVICES		175,372,523
UTILITIES - 2.1%
Electric Utilities - 0.5%
Duke Energy Corp.	100,000	1,501,000
Edison International	130,000	4,175,600
FirstEnergy Corp.	220,000	10,687,600
		16,364,200
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	550,000	4,532,000
Boralex, Inc. Class A (a)	161,640	1,003,026
		5,535,026
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	150,000	1,893,000
CMS Energy Corp.	419,422	4,240,356
PG&E Corp.	300,000	11,613,000
Public Service Enterprise Group, Inc.	509,400	14,859,198
Sempra Energy	155,000	6,607,650
TECO Energy, Inc.	200,000	2,470,000
		41,683,204
TOTAL UTILITIES		63,582,430
TOTAL COMMON STOCKS (Cost $3,729,689,147)		3,057,268,790
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00% (Cost $5,000,000)	5,000	5,189,800
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.42% 1/22/09 (Cost $599,843)	$ 600,000	$ 599,998
Money Market Funds - 1.0%
Shares
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c) (Cost $28,969,050)	28,969,050	28,969,050
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,764,258,040)	3,092,027,638
NET OTHER ASSETS - (0.9)%	(26,190,294)
NET ASSETS - 100%	$ 3,065,837,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,235
Fidelity Securities Lending Cash Central Fund	305,587
Total	$ 370,822
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,499,361	$ -	$ 86,060	$ 3,308,950
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	4,270,723	-	33,548,469
Liberty International Acquisition Co.	51,455,066	-	-	-	48,895,145
Total	$ 94,696,281	$ 6,403,843	$ 4,270,723	$ 86,060	$ 85,752,564
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,092,027,638	$ 2,957,954,920	$ 134,072,718	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,850,479,377. Net unrealized depreciation aggregated $758,451,739, of which $77,820,529 related to appreciated investment securities and $836,272,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009